Lease Liabilities - Additional Information (Detail)	6 Months Ended
Jun. 30, 2021
Bottom of range [member]
Statement [line items]
Lease term	2 years
Lease extension and termination option term	2 years
Top of range [member]
Statement [line items]
Lease term	12 years
Lease extension and termination option term	10 years